INVENTORIES (Details)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Inventory [Line Items]
Small component parts	¥ 55,726	$ 8,418	¥ 55,726
Purchased goods and raw materials	59,328	8,962	51,617
Work in process and goods on site	5,155,215	778,758	1,842,411
Finished goods	2,888,096	436,281	4,702,883
Allowance for slow moving inventory	(1,399,524)	(211,415)	(4,024,663)	$ (607,974)	¥ (5,398,179)
Total inventories, net	¥ 6,758,841	$ 1,021,004	¥ 2,627,974